LONG-TERM INVESTMENTS, NET - Available-for-sale debt investments (Details) - Dec. 31, 2024 - Long-Term Investments [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized cost	¥ 5,079,742
Gross unrealized gains	0
Gross unrealized losses	(144,043)
Fair value	¥ 4,935,699	$ 676,188